STOCKHOLDERS' EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details 2) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Offsetting Assets [Line Items]
Number of Option, Beginning Balance		136,082	136,082	274,019	490,031
Number of Options, Granted				(163,492)	(572,402)
Number of Options, cancelled and returned to the Plan				(25,555)	(23,056)
Number of Option, Ending Balance				136,082	274,019
Equity Option [Member]
Offsetting Assets [Line Items]
Shares Available for Grant, Beginning Balance	81,089	136,082	136,082
Number of Option, Beginning Balance	1,250,479	1,197,252	1,197,252	1,059,315	509,969
Weighted Average Exercise Price, Beginning Balance	$ 5.58	$ 5.25	$ 5.25	$ 4.74	$ 2.56
Shares available for grant, Granted	(396,384)	(60,774)
Number of Options, Granted	396,384	60,774		163,492	572,402
Weighted Average Exercise Price, Options Granted	$ 12.15	$ 12.69		$ 8.64	$ 6.75
Shares available for grant, Awards	(3,636)	(1,836)
Shares available for grant, Cancelled and Returned to the Plan	49,213	7,547
Number of Options, cancelled and returned to the Plan	(49,213)	(7,547)		25,555	23,056
Weighted Average Exercise Price, Options cancelled and returned to the Plan	$ 7.02	$ 8.61		$ 6.75	$ 6.75
Shares available for grant, Additional Shares authorized under the Plan	1,333,334
Shares Available for Grant, Ending Balance	1,063,546	81,089	1,063,546	136,082
Number of Option, Ending Balance	1,597,650	1,250,479	1,597,650	1,197,252	1,059,315
Weighted Average Exercise Price, Ending Balance	$ 7.17	$ 5.58	$ 7.17	$ 5.25	$ 4.74